Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Parent Company Only Condensed Financial Information [Abstract]
Schedule of condensed balance sheets
Condensed Balance Sheets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
			Note 2(f)
ASSETS
Current assets:
Cash and cash equivalents	30,418	2,516	354
Amounts due from Youdao Group Companies	1,907	8,986	1,266
Prepayment and other current assets	9,180	1,687	238

Total current assets	41,505	13,189	1,858

Non-current assets:
Amounts due from Youdao Group Companies	2,930,437	2,930,437	412,742

Total non-current assets	2,930,437	2,930,437	412,742

Total assets	2,971,942	2,943,626	414,600

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Amounts due to NetEase Group	2,447	3,769	531
Accrued liabilities and other payables	4,382	4,601	648

Total current liabilities	6,829	8,370	1,179

Non-current liabilities:
Deficit in subsidiaries and VIEs	3,976,660	4,491,632	632,633
Long-term loans from NetEase Group	522,345	630,360	88,784
Other non-current liabilities	1,197	—	—

Total non-current liabilities	4,500,202	5,121,992	721,417

Total liabilities	4,507,031	5,130,362	722,596

Shareholders’ deficit:
Class A ordinary shares, US$0.0001 par value	24	24	3
Class B ordinary shares, US$0.0001 par value	56	56	8
Additional paid-in capital	3,993,026	4,029,423	567,531
Treasury stock	(42,330)	(171,991)	(24,224)
Accumulated deficit	(5,398,420)	(5,948,582)	(837,840)
Accumulated other comprehensive loss	(92,094)	(100,542)	(14,161)
Statutory reserves	4,649	4,876	687

Total shareholders’ deficit	(1,535,089)	(2,186,736)	(307,996)

Total liabilities and shareholders’ deficit	2,971,942	2,943,626	414,600

Schedule of condensed statements of operations and comprehensive loss
Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(f)
Operating expenses:
General and administrative expenses	(13,048)	(12,861)	(8,970)	(1,263)

Total operating expenses	(13,048)	(12,861)	(8,970)	(1,263)

Loss from operations	(13,048)	(12,861)	(8,970)	(1,263)
Interest income	5,246	135	68	10
Interest expense	(616)	(14,380)	(37,513)	(5,285)
Others, net	2,289	1,354	1,445	204
Share of loss of subsidiaries and VIEs	(989,148)	(701,280)	(504,965)	(71,123)

Loss before tax	(995,277)	(727,032)	(549,935)	(77,457)

Income tax expenses	(378)	—	—	—

Net loss	(995,655)	(727,032)	(549,935)	(77,457)

Net loss attributable to ordinary shareholders of the Company	(995,655)	(727,032)	(549,935)	(77,457)

Net loss	(995,655)	(727,032)	(549,935)	(77,457)
Other comprehensive loss:
Foreign currency translation adjustment	(7,296)	(37,740)	(8,448)	(1,190)

Total other comprehensive loss	(7,296)	(37,740)	(8,448)	(1,190)

Total comprehensive loss	(1,002,951)	(764,772)	(558,383)	(78,647)

Comprehensive loss attributable to ordinary shareholders of the Company	(1,002,951)	(764,772)	(558,383)	(78,647)

Schedule of condensed statements of cash flows
Condensed Statements of Cash Flows

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities:
Net cash used in operating activities	(9,040)	(20,545)	(50,269)	(7,080)

Cash flows from investing activities:
Placements of time deposits	(897,916)	—	—	—
Proceeds from maturities of time deposits	907,759	—	—	—
Loans to subsidiaries	(1,759,925)	(272,940)	—	—
Repayment of loan from subsidiaries	—	14,354	41,309	5,818

Net cash (used in)/provided by investing activities	(1,750,082)	(258,586)	41,309	5,818

Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group	257,522	225,941	99,289	13,984
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)	1,498,627	—	—	—
Repurchase of ADSs	—	(50,700)	(127,543)	(17,964)
Proceeds from issuance of ordinary shares pursuant to incentive plan	27,564	9,408	9,312	1,312

Net cash provided by/(used in) financing activities	1,783,713	184,649	(18,942)	(2,668)

Effect of exchange rate changes on cash and cash equivalents	(19,226)	2,135	—	—

Net increase/(decrease) in cash and cash equivalents	5,365	(92,347)	(27,902)	(3,930)
Cash and cash equivalents at the beginning of the year	117,400	122,765	30,418	4,284

Cash and cash equivalents at the end of the year	122,765	30,418	2,516	354